Loans and Borrowings - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2022
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 596,444
Current portion	45,893	$ 20,381
Non-current portion	$ 556,296	405,852
Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	17 months
Senior Notes
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	61 months
Coupon rate	6.50%		6.50%
Principal to be repaid	$ 400,000
Carrying value, including accrued interest	$ 404,152	403,274
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	24 months
Principal to be repaid	$ 135,000
Carrying value, including accrued interest	$ 135,000
Senior Credit Facility | Bottom of range | SOFR
Disclosure of detailed information about borrowings [line items]
Coupon rate	2.00%
Senior Credit Facility | Top of range | SOFR
Disclosure of detailed information about borrowings [line items]
Coupon rate	4.50%
Copper Prepayment Facility
Disclosure of detailed information about borrowings [line items]
Coupon rate	8.84%
Principal to be repaid	$ 44,444
Carrying value, including accrued interest	46,530	0
Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 12,744
Equipment Finance Loans USD | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	1 month
Coupon rate	5.00%
Equipment Finance Loans USD | Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	28 months
Coupon rate	8.35%
Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Coupon rate	5.25%
Principal to be repaid	$ 522
Equipment Finance Loans EUR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	14 months
Equipment Finance Loans EUR | Top of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	18 months
Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Principal to be repaid	$ 2,519
Equipment Finance Loans BRL | Bottom of range
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	1 month
Coupon rate	0.00%
Equipment Finance Loans BRL | Top of range
Disclosure of detailed information about borrowings [line items]
Coupon rate	16.63%
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Maturity (Months)	23 months
Principal to be repaid	$ 1,215
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.50%
Carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 602,189	426,233
Current portion	45,893	20,381
Non-current portion	556,296	405,852
Carrying amount | Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	134,212	0
Carrying amount | Equipment Finance Loans USD
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	12,933	16,175
Carrying amount | Equipment Finance Loans EUR
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	544	1,000
Carrying amount | Equipment Finance Loans BRL
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	2,597	3,409
Carrying amount | Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Carrying value, including accrued interest	$ 1,221	$ 2,375